Employee benefits (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [Line Items]
Actuarial assumption of discount rates	3.68%	4.64%	5.114%
Key management personnel compensation	$ 22,598	$ 27,907	$ 27,367
Number of shares effected	83,609
Weighted average share price	$ 54
Executive Compensation Plan [Member]
Employee benefits [Line Items]
Key management personnel compensation	$ 806	$ 3,754
Number of shares effected	427,652	476,302
Men [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age	65 years	65 years	65 years
Men [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age	60 years
Women [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age	60 years	60 years	60 years
Women [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age	65 years